Related parties (Details) - Schedule of related parties	12 Months Ended
Feb. 28, 2021
Onecell Community Phones Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Onecell Community Services Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Onecell Data Solutions Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Onecell Namibia Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Onecell Holdings Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Onecell Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Orient Victoria Pte Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Purple Rain Properties No. 444 Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Brick Capital Limitada [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Brick Capital (Pty) Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Brick Capital Polska Sp.zo.o [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Cartrack Mozambique LDA [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Garoca Management Services (Pty) Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Madeira Calisto Family Holdings (Pty) Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Mulamobile (Pty) Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Viva Africa – Sound and Light (Pty) Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Saxon and Raffles Pte Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Bruburg Pte Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Square Ball Pte Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
Mula Pte Ltd [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto has a beneficial interest in this company
F Calisto [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto family
Isaias Jose Calisto [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	IJ Calisto
Bumbene House Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	BEE funded company - Cartrack Holdings Limited
Found Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	Bumbene House Proprietary Limited shareholder
Cartrack Education Fund (NPO) [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	Bursary funding - South Africa entities
Georgem Proprietary Limited [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	J Marais has a beneficial interest in this company
J Marais [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	Shareholder - Cartrack Holdings Limited
P Lim [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	Shareholder - Cartrack Technologies PHL.INC
J De Wet [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	Shareholder - Cartrack New Zealand Limited
OAK GATE Sp. zo.o. [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	B Debski is a director
Prime Business [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	B Debski is a director
Prima Med Izabela Plesiewicz [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	B Debski family
CFC Sp.zo.o [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	B Debski family
Małgorzata Dębska [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	B Debski family
Marcinkowscy Sp. zo.o Sp.k. [Member]
Related parties (Details) - Schedule of related parties [Line Items]
Related parties	B Debski family